ANNUAL REPORT

 . PACIFIC SELECT SEPARATE ACCOUNT OF PACIFIC LIFE INSURANCE COMPANY



                                                        [LOGO OF PACIFIC SELECT]

DEAR PACIFIC SELECT POLICY OWNER:

    We are pleased to share with you the 1997 Annual Report of the Pacific Select Separate Account ("Separate Account") of Pacific Life Insurance Company ("Pacific Life").

    The Separate Account supports your Pacific Select Flexible Premium Variable Universal Life Insurance Policy ("the Policy") from Pacific Life. The Separate Account is divided into subaccounts, called Variable Accounts. A fixed account option is also available.

    The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1997, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1997, if later. Also assumed is that 100% of the premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 55, single premium payment of $50,000 (also Guideline Single Premium), and a Level and Initial Death Benefit of $134,671:

                                                                      VARIABLE ACCOUNTS
                                ----------------------------------------------------------------------------------------------------
                                   MONEY           HIGH YIELD         MANAGED          GOVERNMENT                       AGGRESSIVE
                                   MARKET             BOND             BOND            SECURITIES         GROWTH          EQUITY
                                   1/7/88*          7/14/88*          2/22/88*           7/1/88*         2/18/88*        1/15/97*
                                ----------------------------------------------------------------------------------------------------
       (1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
          AV** ...........      $65,307.60        $112,342.53       $96,803.63         $92,064.34       $200,481.09      $50,276.64
          CSV*** .........       64,907.60         111,742.53        96,370.29          91,464.34        200,047.76       46,276.64

       (2) POLICY PURCHASED ON 1/2/97
          AV** ...........       51,732.17          53,835.50        54,332.57          54,108.66         64,801.10          *
          CSV*** .........       47,732.17          49,835.50        50,332.57          50,108.66         64,801.10          *

                                   GROWTH            EQUITY            MULTI-             EQUITY            INTER-       EMERGING
                                     LT              INCOME           STRATEGY            INDEX            NATIONAL      MARKETS
                                   1/4/94*          3/21/88*          2/22/88*           2/12/91*          2/18/88*      1/15/97*
                                ----------------------------------------------------------------------------------------------------
       (1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
          AV** ...........      $94,563.96        $156,824.62        $123,501.44      $134,767.12        $94,982.26      $45,541.60
          CSV*** .........       91,763.96         156,357.95         123,068.11       133,133.79         94,548.92       41,541.60

       (2) POLICY PURCHASED ON 1/2/97
          AV**  ..........       55,005.33          63,514.72          59,096.39        65,817.62         54,266.36          *
          CSV*** .........       51,005.33          59,514.72          55,096.39        61,817.62         50,266.36          *

________________________________________________________________________________
     *Date Variable Account began operations.

    **Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age and smoking status.

   ***Cash Surrender Value: Includes deductions for all policy charges, including surrender charges that would have been deducted if the policy had been surrendered on December 31, 1997. Surrender charges vary by policy.

                                 *   *   *   *

      If you have any questions, please contact your Registered Representative, or call Pacific Life's Marketing Department at our toll free number 1-800-800-7681.

SINCERELY,



/s/ THOMAS C. SUTTON
------------------------------------
THOMAS C. SUTTON
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
PACIFIC LIFE INSURANCE COMPANY

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of the Pacific Select Separate Account (currently comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Growth, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity Index, International and Emerging Markets Variable Accounts) as of December 31, 1997 and the related statement of operations for the year then ended (as to the Aggressive Equity Variable Account and the Emerging Markets Variable Account, for the period from commencement of operations through December 31, 1997) and statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Select Separate Account as of December 31, 1997 and the results of their operations for the year then ended (as to the Aggressive Equity Variable Account and the Emerging Markets Variable Account, for the period from commencement of operations through December 31, 1997) and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 1998

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
(In thousands)

                                                                                                High
                                                                              Money             Yield            Managed
                                                                             Market             Bond              Bond
                                                                            Variable          Variable          Variable
                                                                             Account           Account           Account
                                                                         ----------------------------------------------------
ASSETS
Investments:
 Money Market Portfolio (22 shares; cost $218) ........................       $218
 High Yield Bond Portfolio (613 shares; cost $5,687) ..................                          $6,119
 Managed Bond Portfolio (57 shares; cost $599) ........................                                           $630
 Government Securities Portfolio (30 shares; cost $326) ...............
 Growth Portfolio (280 shares; cost $4,535) ...........................
 Aggressive Equity Portfolio (2 shares; cost $17) .....................
                                                                         ----------------------------------------------------
Total Assets ..........................................................        218                6,119            630
                                                                         ----------------------------------------------------
LIABILITIES
Payables:
 Mortality and expense risk fee .......................................          1                   18              2
                                                                         ----------------------------------------------------
Total Liabilities .....................................................          1                   18              2
                                                                         ----------------------------------------------------
NET ASSETS ............................................................       $217               $6,101           $628
                                                                         ----------------------------------------------------

                                                                          Govern-
                                                                           ment                            Aggressive
                                                                         Securities         Growth          Equity
                                                                         Variable          Variable        Variable
                                                                          Account           Account         Account
                                                                         -------------------------------------------
ASSETS
Investments:
 Money Market Portfolio (22 shares; cost $218) ........................
 High Yield Bond Portfolio (613 shares; cost $5,687) ..................
 Managed Bond Portfolio (57 shares; cost $599) ........................
 Government Securities Portfolio (30 shares; cost $326) ...............    $329
 Growth Portfolio (280 shares; cost $4,535) ...........................                       $6,878
 Aggressive Equity Portfolio (2 shares; cost $17) .....................                                       $18
                                                                         -------------------------------------------
Total Assets ..........................................................     329                6,878           18
                                                                         -------------------------------------------
LIABILITIES
Payables:
 Mortality and expense risk fee .......................................       1                   21
                                                                         -------------------------------------------
Total Liabilities .....................................................       1                   21
                                                                         -------------------------------------------
NET ASSETS ............................................................    $328               $6,857          $18
                                                                         -------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1997
(In thousands)


                                                                              Growth           Equity           Multi-
                                                                                LT             Income          Strategy
                                                                             Variable         Variable         Variable
                                                                              Account          Account          Account
                                                                          ----------------------------------------------
ASSETS

Investments:
 Growth LT Portfolio (72 shares; cost $966) ...........................      $1,239
 Equity Income Portfolio (134 shares; cost $2,116) ....................                       $3,283
 Multi-Strategy Portfolio (68 shares; cost $834) ......................                                        $1,094
 Equity Index Portfolio (134 shares; cost $2,571) .....................
 International Portfolio (261 shares; cost $3,501) ....................
 Emerging Markets Portfolio (21 shares; cost $231) ....................
                                                                           -----------      -----------      -----------
Total Assets ..........................................................       1,239            3,283            1,094
                                                                           -----------      -----------      -----------
LIABILITIES
Payables:
 Mortality and expense risk fee .......................................           4               10                3
                                                                           -----------      -----------      -----------
Total Liabilities .....................................................           4               10                3
                                                                           -----------      -----------      -----------
NET ASSETS ............................................................      $1,235           $3,273           $1,091
                                                                           -----------      -----------      -----------
                                                                            Equity           Inter-          Emerging
                                                                             Index          national          Markets
                                                                           Variable         Variable         Variable
                                                                            Account          Account          Account
                                                                           --------------------------------------------
ASSETS
Investments:
 Growth LT Portfolio (72 shares; cost $966) ...........................
 Equity Income Portfolio (134 shares; cost $2,116) ....................
 Multi-Strategy Portfolio (68 shares; cost $834) ......................
 Equity Index Portfolio (134 shares; cost $2,571) .....................        $3,447
 International Portfolio (261 shares; cost $3,501) ....................                         $4,235
 Emerging Markets Portfolio (21 shares; cost $231) ....................                                          $199
                                                                            -----------      -----------      -----------
Total Assets ..........................................................         3,447            4,235            199
                                                                            -----------      -----------      -----------
LIABILITIES

Payables:
 Mortality and expense risk fee .......................................            10               13
                                                                            -----------      -----------      -----------
Total Liabilities .....................................................            10               13
                                                                            -----------      -----------      -----------
NET ASSETS ............................................................        $3,437           $4,222           $199
                                                                            -----------      -----------      -----------
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                                              High
                                                                             Money            Yield       Managed
                                                                            Market            Bond            Bond
                                                                           Variable         Variable        Variable
                                                                            Account          Account         Account
                                                                          -------------------------------------------
INVESTMENT INCOME
 Dividends ............................................................        $11             $508            $34

EXPENSES
 Mortality and expense risk fee .......................................          2               41              4
                                                                          -------------------------------------------
Net Investment Income .................................................          9              467             30
                                                                          -------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain (loss) from security transactions ..................                          14              2
 Net unrealized appreciation on investments ...........................                           6             20
                                                                          -------------------------------------------
Net Realized And Unrealized Gain On Investments .......................                          20             22
                                                                          -------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ............................................       $  9             $487            $52
                                                                          -------------------------------------------

                                                                              Govern-
                                                                               ment                            Aggressive
                                                                           Securities          Growth            Equity
                                                                             Variable         Variable          Variable
                                                                              Account          Account         Account (1)
                                                                          ------------------------------------------------
INVESTMENT INCOME
 Dividends ............................................................        $17             $   643
EXPENSES
 Mortality and expense risk fee .......................................          2                  45
                                                                          ------------------------------------------------
Net Investment Income .................................................         15                 598
                                                                          ------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain (loss) from security transactions ..................         (1)                 94
 Net unrealized appreciation on investments ...........................         13                 895            $1
                                                                          ------------------------------------------------
Net Realized And Unrealized Gain On Investments .......................         12                 989             1
                                                                          ------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ............................................        $27              $1,587            $1
                                                                          ================================================

(1) For the period from January 15, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                            Growth           Equity           Multi-
                                                                              LT             Income          Strategy
                                                                           Variable         Variable         Variable
                                                                            Account          Account          Account
                                                                          ---------------------------------------------
INVESTMENT INCOME
 Dividends ............................................................      $  64             $204            $  85

EXPENSES
 Mortality and expense risk fee .......................................          8               22                7
                                                                          ---------------------------------------------
Net Investment Income .................................................         56              182               78
                                                                          ---------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain (loss) from security transactions ..................         54              123               15
 Net unrealized appreciation (depreciation) on investments ............         12              452               83
                                                                          ---------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments ................         66              575               98
                                                                          ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ............................................       $122             $757             $176
                                                                          =============================================

                                                                                   Equity           Inter-          Emerging
                                                                                    Index          national          Markets
                                                                                  Variable         Variable         Variable
                                                                                   Account          Account        Account (1)
                                                                               ---------------------------------------------
INVESTMENT INCOME
 Dividends ............................................................            $148             $155            $   1

EXPENSES
 Mortality and expense risk fee .......................................              21               31                1
                                                                               ---------------------------------------------
Net Investment Income .................................................             127              124                0
                                                                               ---------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain (loss) from security transactions ..................              53               58               (1)
 Net unrealized appreciation (depreciation) on investments ............             614              155              (32)
                                                                               ---------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments ................             667              213              (33)
                                                                               ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ............................................            $794             $337             $(33)
                                                                               =============================================

(1) For the period from January 15, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                                                  High
                                                                               Money              Yield          Managed
                                                                               Market             Bond             Bond
                                                                             Variable           Variable         Variable
                                                                              Account            Account          Account
                                                                          ---------------     -------------     -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ................................................        $     9            $   467          $  30
 Net realized gain (loss) from security transactions ..................                                14              2
 Net unrealized appreciation on investments ...........................                                 6             20
                                                                          ---------------     -------------     -----------
Net Increase In Net Assets Resulting From Operations ..................              9                487             52
                                                                          ---------------     -------------     -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfers--policy charges and deductions .............................             (3)               (38)            (5)
 Transfers in (from other variable accounts) ..........................            190                175            109
 Transfers out (to other variable accounts) ...........................           (190)              (104)           (50)
 Transfers--other .....................................................              2                 (2)            (2)
                                                                          ---------------     -------------     -----------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions .............................................             (1)                31             52
                                                                          ---------------     -------------     -----------
NET INCREASE IN NET ASSETS ............................................              8                518            104
                                                                          ---------------     -------------     -----------
NET ASSETS
 Beginning of Year ....................................................            209              5,583            524
                                                                          ---------------     -------------     -----------
 End of Year ..........................................................         $  217             $6,101           $628
                                                                          ===============     =============     ===========
                                                                               Govern-
                                                                                ment                          Aggressive
                                                                             Securities          Growth         Equity
                                                                              Variable          Variable       Variable
                                                                               Account           Account       Account (1)
                                                                           -------------    --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ................................................          $  15           $   598
 Net realized gain (loss) from security transactions ..................             (1)               94
 Net unrealized appreciation on investments ...........................             13               895          $ 1
                                                                              -----------    --------------   -----------
Net Increase In Net Assets Resulting From Operations ..................             27             1,587            1
                                                                              -----------    --------------   -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfers--policy charges and deductions .............................             (3)              (72)
 Transfers in (from other variable accounts) ..........................              1               286           17
 Transfers out (to other variable accounts) ...........................            (19)             (192)
 Transfers--other .....................................................             (3)             (163)
                                                                              -----------    --------------   -----------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions .............................................            (24)             (141)          17
                                                                              -----------    --------------   -----------
NET INCREASE IN NET ASSETS ............................................              3             1,446           18
                                                                              -----------    --------------   -----------
NET ASSETS
 Beginning of Year ....................................................            325             5,411
                                                                              -----------    --------------   -----------
 End of Year ..........................................................           $328            $6,857          $18
                                                                              ===========    ==============   ===========

(1) For the period from January 15, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                              Growth                Equity                Multi-
                                                                                LT                  Income               Strategy
                                                                             Variable              Variable              Variable
                                                                              Account               Account               Account
                                                                        ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ................................................       $    56               $   182               $    78
 Net realized gain (loss) from security transactions ..................            54                   123                    15
 Net unrealized appreciation (depreciation) on investments ............            12                   452                    83
                                                                        -----------------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting From Operations .......           122                   757                   176
                                                                        -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfers--policy charges and deductions .............................           (10)                  (54)                  (12)
 Transfers in (from other variable accounts) ..........................            84                   271                     4
 Transfers out (to other variable accounts) ...........................          (179)                 (464)                   (4)
 Transfers--other .....................................................           (15)                  (82)                  (25)
                                                                        -----------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions .............................................          (120)                 (329)                  (37)
                                                                        -----------------------------------------------------------
NET INCREASE IN NET ASSETS ............................................             2                   428                   139
                                                                        -----------------------------------------------------------
NET ASSETS
 Beginning of Year ....................................................         1,233                 2,845                   952
                                                                        -----------------------------------------------------------
 End of Year ..........................................................        $1,235                $3,273                $1,091
                                                                        -----------------------------------------------------------

                                                                        Equity                Inter-               Emerging
                                                                        Index                 national             Markets
                                                                        Variable              Variable             Variable
                                                                        Account               Account            Account (1)
                                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ................................................ $   127               $   124
 Net realized gain (loss) from security transactions ..................      53                    58             $  (1)
 Net unrealized appreciation (depreciation) on investments ............     614                   155               (32)
                                                                        ------------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting From Operations .......     794                   337               (33)
                                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfers--policy charges and deductions .............................     (34)                  (51)               (2)
 Transfers in (from other variable accounts) ..........................     432                   159               342
 Transfers out (to other variable accounts) ...........................     (36)                 (131)              (34)
 Transfers--other .....................................................     (60)                  (39)              (74)
                                                                        ------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions .............................................     302                   (62)              232
                                                                        ------------------------------------------------------
NET INCREASE IN NET ASSETS ............................................   1,096                   275               199
                                                                        ------------------------------------------------------
NET ASSETS
 Beginning of Year ....................................................   2,341                 3,947
                                                                        ------------------------------------------------------
 End of Year ..........................................................  $3,437                $4,222              $199
                                                                        ------------------------------------------------------

(1) For the period from January 15, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                                                  High                      Govern-
                                                                 Money            Yield        Managed       ment
                                                                 Market           Bond          Bond       Securities   Growth
                                                                Variable        Variable      Variable     Variable     Variable
                                                                Account          Account       Account      Account     Account
                                                            ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income .................................... $      23        $   396        $   33      $    22        $   502
 Net realized gain (loss) from security transactions ......        (1)             5             3           (3)           860
 Net unrealized appreciation (depreciation)
   on investments .........................................         7            103           (18)         (13)           231
                                                            ----------------------------------------------------------------------
Net Increase In Net Assets
 Resulting From Operations ................................        29            504            18            6          1,593
                                                            ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums .................................                                                                  2
 Transfers--policy charges and deductions .................        (8)           (39)           (5)          (5)          (108)
 Transfers in (from other variable accounts) ..............    11,217          5,077            79           12          4,076
 Transfers out (to other variable accounts) ...............   (12,403)        (3,676)          (42)         (20)        (7,965)
 Transfers--other .........................................       (13)            (3)                       (29)          (141)
                                                            ----------------------------------------------------------------------
Net Increase (Decrease ) In Net Assets Derived
 From Policy Transactions .................................    (1,207)         1,359            32          (42)        (4,136)
                                                            ----------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS ............................................    (1,178)         1,863            50          (36)        (2,543)
                                                            ----------------------------------------------------------------------
NET ASSETS
 Beginning of Year ........................................     1,387          3,720           474          361          7,954
                                                            ----------------------------------------------------------------------
 End of Year .............................................. $     209        $ 5,583        $  524      $   325        $ 5,411
                                                            ----------------------------------------------------------------------
                                                                    Growth         Equity       Multi-        Equity         Inter-
                                                                      LT           Income      Strategy        Index        national
                                                                   Variable       Variable     Variable      Variable       Variable
                                                                    Account        Account      Account       Account        Account
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ....................................    $        2      $   141       $   64      $     29       $     51
 Net realized gain (loss) from security transactions ......            32           49            6            24             31
 Net unrealized appreciation (depreciation)
   on investments .........................................           145          267           31           188            465
                                                               ---------------------------------------------------------------------
Net Increase In Net Assets
 Resulting From Operations ................................           179          457          101           241            547
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums .................................                          2
 Transfers--policy charges and deductions .................           (12)         (80)         (16)          (26)           (52)
 Transfers in (from other variable accounts) ..............           496          413            9         1,899          2,052
 Transfers out (to other variable accounts) ...............          (332)        (241)          (2)          (17)           (90)
 Transfers--other .........................................           (16)         (67)           2           (20)           (81)
                                                               ---------------------------------------------------------------------
Net Increase (Decrease ) In Net Assets Derived
 From Policy Transactions .................................           136           27           (7)        1,836          1,829
                                                               ---------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS ............................................           315          484           94         2,077          2,376
                                                               ---------------------------------------------------------------------
NET ASSETS
 Beginning of Year ........................................           918        2,361          858           264          1,571
                                                               ---------------------------------------------------------------------
 End of Year ..............................................    $    1,233      $ 2,845       $  952      $  2,341       $  3,947
                                                               ---------------------------------------------------------------------

See Notes to Financial Statements

                        PACIFIC SELECT SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

  The Pacific Select Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of fourteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included elsewhere in this report and should be read in conjunction with the Separate Account's financial statements.

  During the year ended December 31, 1997, the Separate Account organized and registered the Equity Variable Account and the Bond and Income Variable Account with the Securities and Exchange Commission under the Investment Company Act of 1940. There was no operational activity through December 31, 1997 in both Variable Accounts.

  The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Fund on A-66) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

  The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  A. Valuation of Investments

  Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

  B. Security Transactions

  Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  C. Federal Income Taxes

  The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

  During 1997, the Fund has declared dividends for each portfolio except for the Aggressive Equity Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

  Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

  Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, is the principal underwriter of variable life insurance policies funded by interests in the Separate Account, and is compensated by Pacific Life.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

    The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). The cost and market value of total Separate Account's investments in the Fund as of December 31, 1997 were as follows (amounts in thousands):

                                                                                             Variable Accounts
                                                                 -------------------------------------------------------------------

                                                                       Money        High Yield         Managed          Government
                                                                       Market         Bond              Bond            Securities
                                                                 -------------------------------------------------------------------
Total cost of investments at beginning of year                          $209            $5,166              $514             $336
Add:   Total net proceeds from policy and M&E transactions                 5               133                82                1
       Reinvested distributions from the Fund:
       (a) Net investment income                                          11               458                32               17
       (b) Net realized gain                                                                50                 2
                                                                 -------------------------------------------------------------------
                             Sub-Total                                   225             5,807               630              354
Less:  Cost of investments disposed during the year                        7               120                31               28
                                                                 -------------------------------------------------------------------
Total cost of investments at end of year                                 218             5,687               599              326
Add:   Unrealized appreciation                                                             432                31                3
                                                                 -------------------------------------------------------------------
Total market value of investments at end of year                        $218            $6,119              $630             $329
                                                                 ===================================================================

                                                                                    Aggressive         Growth            Equity
                                                                    Growth          Equity (1)           LT              Income
                                                                 -------------------------------------------------------------------
Total cost of investments at beginning of year                        $3,972                                $975           $2,135
Add:   Total net proceeds from policy and M&E transactions               193               $17                50               32
       Reinvested distributions from the Fund:
       (a) Net investment income                                          14                                   7               28
       (b) Net realized gain                                             629                                  57              176
                                                                 -------------------------------------------------------------------
                             Sub-Total                                 4,808                17             1,089            2,371
Less:  Cost of investments disposed during the year                      273                                 123              255
                                                                 -------------------------------------------------------------------
Total cost of investments at end of year                               4,535                17               966            2,116
Add:   Unrealized appreciation                                         2,343                 1               273            1,167
                                                                 -------------------------------------------------------------------
Total market value of investments at end of year                      $6,878               $18            $1,239           $3,283
                                                                 ===================================================================

                                                                    Multi-           Equity            Inter-           Emerging
                                                                   Strategy           Index           national          Markets (1)
                                                                 -------------------------------------------------------------------
Total cost of investments at beginning of year                          $777            $2,083            $3,374
Add:   Total net proceeds from policy and M&E transactions                 4               392               118             $317
       Reinvested distributions from the Fund:
       (a) Net investment income                                          33                48                76                1
       (b) Net realized gain                                              52               100                79
                                                                 -------------------------------------------------------------------
                             Sub-Total                                   866             2,623             3,647              318
Less:  Cost of investments disposed during the year                       32                52               146               87
                                                                 -------------------------------------------------------------------
Total cost of investments at end of year                                 834             2,571             3,501              231
Add:   Unrealized appreciation (depreciation)                            260               876               734              (32)
                                                                 -------------------------------------------------------------------
Total market value of investments at end of year                      $1,094            $3,447            $4,235             $199
                                                                 ===================================================================

_________________________________________________________
(1) For the period from January 15, 1997 (commencement of operations) to December 31, 1997.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

   Transactions in Separate Account units for the year ended December 31, 1997 and the selected accumulation unit information as of December 31, 1997 and 1996 were as follows:

                                                                                       VARIABLE ACCOUNTS
                                                          ----------------------------------------------------------------------
                                                            MONEY           HIGH YIELD           MANAGED          GOVERNMENT
                                                           MARKET              BOND               BOND            SECURITIES
                                                          ----------------------------------------------------------------------
Total units outstanding at beginning of year                13,843              238,658           25,744             16,830
Increase (decrease) in units resulting from
  policy transactions:

  (a) Transfers--policy charges and deductions                (213)              (1,563)            (244)              (138)
  (b) Transfers in (from other variable accounts)           11,687                6,498            4,222              2,528
  (c) Transfers out (to other variable accounts)           (11,667)              (3,594)          (1,387)            (3,122)
  (d) Transfers--other                                         123                  (69)             (55)              (493)
                                                          ----------------------------------------------------------------------
        Sub-Total                                              (70)               1,272            2,536             (1,225)
                                                          ----------------------------------------------------------------------

Total units outstanding at end of year                      13,773              239,930           28,280             15,605
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------
Accumulation Unit Value:  At beginning of year              $15.08               $23.39           $20.34             $19.31
                          At end of year                    $15.76               $25.43           $22.20             $20.99
                                                          ----------------------------------------------------------------------
                                                                             AGGRESSIVE           GROWTH             EQUITY
                                                            GROWTH           EQUITY (1)             LT               INCOME
                                                          ----------------------------------------------------------------------

Total units outstanding at beginning of year               159,620                                68,915            103,533
Increase (decrease) in units resulting from
  policy transactions:

  (a) Transfers--policy charges and deductions              (1,812)                 (27)            (509)            (1,709)
  (b) Transfers in (from other variable accounts)           11,548                1,837            3,864             15,534
  (c) Transfers out (to other variable accounts)            (7,055)                               (8,883)           (20,499)
  (d) Transfers--other                                      (5,989)                                 (744)            (3,623)
                                                          ----------------------------------------------------------------------
        Sub-Total                                           (3,308)               1,810           (6,272)           (10,297)
                                                          ----------------------------------------------------------------------

Total units outstanding at end of year                     156,312                1,810           62,643             93,236
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------
Accumulation Unit Value:  At beginning of year              $33.90               $10.00           $17.89             $27.47
                          At end of year                    $43.87               $10.17           $19.72             $35.10
                                                          ----------------------------------------------------------------------
                                                            MULTI-               EQUITY           INTER-            EMERGING
                                                           STRATEGY               INDEX          NATIONAL          MARKETS (1)
                                                          ----------------------------------------------------------------------
Total units outstanding at beginning of year                40,429              105,503          193,550
Increase (decrease) in units resulting from
  policy transactions:

  (a) Transfers--policy charges and deductions                (459)              (1,293           (2,303)              (239)
  (b) Transfers in (from other variable accounts)                                17,677            8,493             31,577
  (c) Transfers out (to other variable accounts)              (137)              (1,743)          (6,936)            (3,068)
  (d) Transfers--other                                        (853)              (2,906)          (2,065)            (6,679)
                                                          ----------------------------------------------------------------------
        Sub-Total                                           (1,449)              11,735           (2,811)            21,591
                                                          ----------------------------------------------------------------------

Total units outstanding at end of year                      38,980              117,238          190,739             21,591
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------
Accumulation Unit Value:  At beginning of year              $23.54               $22.19           $20.39             $10.00
                          At end of year                    $27.98               $29.31           $22.13             $ 9.21
                                                          ----------------------------------------------------------------------

----------------------------------------------------
(1) For the period from January 15, 1997 (commencement of operations) to December 31, 1997.

** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.